Pension obligations (Schedule of detailed information about remeasurement on net defined benefit liability) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Obligations [Line Items]
Return on plan assets (excluding amounts included in net interest expense)	$ (1.0)	$ (6.2)
Actuarial (gain) loss arising from changes in demographic assumptions	(6.2)	0.0
Actuarial loss arising from changes in financial assumptions	1.3	7.0
Actuarial gain arising from changes experience adjustments	(0.5)	(1.9)
Defined benefit gain related to remeasurement	(6.4)	(1.1)
Total pension cost	$ 3.5	$ 5.4